Note 2 - Significant Accounting Policies	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.	Significant accounting policies

a.	Statement of compliance and basis of preparation

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (IAS)
34,
Interim Financial
Reporting, as issued by the International Accounting Standards Board (IASB), and were approved for issuance by the board of directors and authorized for issue on
May 8, 2018.
In
July 2017,
the Company amended its articles of incorporation to effect a
11.99
-for-
1
stock-split of all of the Company’s common shares. The stock-split became effective
July 19, 2017
and, as a result, all issued and outstanding common shares, preferred shares, stock options and per share amounts contained in these interim condensed consolidated financial statements have been retrospectively adjusted to reflect this stock-split for the prior year figures.

The interim condensed consolidated financial statements were prepared using the same accounting policies as set forth in notes
2
and
3
in the audited consolidated financial statement of the Company for the year ended
December 31, 2017.
These interim condensed consolidated financial statements do not
include all the notes required in annual financial statements. Therefore, these interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto of the Company for the year ended
December 31, 2017.

The preparation of the Company’s interim condensed consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenditures, assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, estimates and judgements are evaluated. The Company bases its estimates on the most probable set of economic conditions and planned course of action, historical experience, known trends and events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates under different assumptions or conditions. Uncertainty about these assumptions and estimates could result in outcomes that require material adjustments to the carrying amount of the asset or liability affected in future periods. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which these estimates are revised and in any future periods affected.

Balances and transactions that are subject to a high degree of estimation are the estimation of accrued expenses and the valuation of the embedded derivatives of the preferred shares. The critical accounting judgements and key sources of estimate uncertainty are consistent with those in the audited consolidated financial statements and notes thereto of the Company for the year ended
December 31, 2017.